Note 13 - Stock Based Compensation (Details) - Stock Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options, Valuation Assumptions [Abstract]
Expected Term (years)	7 years	7 years
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%